Taxes Payable	6 Months Ended
Dec. 31, 2023
Taxes Payable [Abstract]
TAXES PAYABLE

8. TAXES PAYABLE

As of December 31, 2023 and June 30, 2023, taxes payable consisted of the following:

	As of December 31,	As of June 30,
	2023	2023
Corporate income tax	$3,636,001	$3,495,646
Value-added tax (“VAT”)	641,095	828,488
Related surcharges on VAT payable	7,821	108
IIT	8,977	702
Other tax	33,691	2,238
	$4,327,585	$4,327,182